UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21504
Advent/Claymore Enhanced Growth & Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: May 1, 2017 – July 31, 2017

Item 1.    Schedule of Investments.
Attached hereto.

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 6.6%
Industrial - 1.7%
United Parcel Service, Inc. — Class B1,9	6,100	$672,769
Union Pacific Corp.	4,100	422,136
General Dynamics Corp.	2,000	392,660
Total Industrial		1,487,565
Communications - 1.4%
Verizon Communications, Inc.[1,9]	19,100	924,440
Telefonica S.A.	27,700	312,214
Total Communications		1,236,654
Consumer, Non-cyclical - 0.9%
Incyte Corp.*,1	3,525	469,847
Merck & Co., Inc.[1]	5,300	338,564
Total Consumer, Non-cyclical		808,411
Financial - 0.8%
Provident Financial plc	24,200	657,862
Basic Materials - 0.7%
LyondellBasell Industries N.V. — Class A1,9	5,200	468,468
United States Steel Corp.	8,000	187,920
Total Basic Materials		656,388
Consumer, Cyclical - 0.7%
Home Depot, Inc.[1]	2,400	359,040
General Motors Co.[1,9]	6,000	215,880
Total Consumer, Cyclical		574,920
Diversified - 0.4%
TPG Pace Energy Holdings Corp.*,1	36,800	380,880
Total Common Stocks
(Cost $5,629,421)		5,802,680
CONVERTIBLE PREFERRED STOCKS† - 7.9%
Industrial - 2.4%
Stanley Black & Decker, Inc.
5.38% due 05/15/20[1]	5,905	633,783
Belden, Inc.
6.75% due 07/15/19[1]	5,619	561,788
Stericycle, Inc.
5.25% due 09/15/18[1,9]	8,600	541,886
Arconic, Inc.
5.38% due 10/01/17[1]	8,225	323,325
Total Industrial		2,060,782
Consumer, Non-cyclical - 2.2%
Allergan plc
5.50% due 03/01/18[1]	1,423	1,272,176
Becton Dickinson and Co.
6.13% due 05/01/20[1,9]	11,282	630,551
Total Consumer, Non-cyclical		1,902,727
Financial - 1.7%
Mandatory Exchangeable Trust
5.75% due 06/03/19[2]	4,748	848,872
Crown Castle International Corp.
6.88% due 08/01/20	586	623,152
Total Financial		1,472,024
Energy - 1.1%
Hess Corp.
8.00% due 02/01/19[1,9]	17,250	974,625

		Shares	Value
CONVERTIBLE PREFERRED STOCKS† - 7.9% (continued)
Utilities - 0.5%
Great Plains Energy, Inc.
7.00% due 09/15/19[1]		8,500	$474,300
	–		–
Total Convertible Preferred Stocks
(Cost $6,620,151)			6,884,458

MONEY MARKET FUND† - 6.0%
Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class
0.88%[3]		5,254,877	5,254,877
Total Money Market Fund
(Cost $5,254,877)			5,254,877

	Face
	Amount[7]
CONVERTIBLE BONDS†† - 68.1%
Consumer, Non-cyclical - 11.9%
Element Fleet Management Corp.
5.13% due 06/30/19[2]	1,725,000 CAD	1,393,187
BioMarin Pharmaceutical, Inc.
1.50% due 10/15/20[1,9]	552,000	653,430
Element Financial Corp.
4.25% due 06/30/20[2]	788,000 CAD	617,519
Euronet Worldwide, Inc.
1.50% due 10/01/44[1,9]	438,000	604,440
Nevro Corp.
1.75% due 06/01/21	518,000	601,204
Wright Medical Group, Inc.
2.00% due 02/15/20[1]	543,000	594,924
Ablynx N.V.
3.25% due 05/27/20	400,000 EUR	556,960
Molina Healthcare, Inc.
1.63% due 08/15/44[1,9]	410,000	511,475
Qiagen N.V.
0.88% due 03/19/21	400,000	509,060
Pacira Pharmaceuticals, Inc.
2.38% due 04/01/22[2]	475,000	479,453
Jazz Investments I Ltd.
1.88% due 08/15/21[1,9]	400,000	438,000
Neurocrine Biosciences, Inc.
2.25% due 05/15/24[2]	419,000	428,166
NuVasive, Inc.
2.25% due 03/15/21[1]	340,000	426,275
Ionis Pharmaceuticals, Inc.
1.00% due 11/15/21[1,9]	391,000	422,280
Hologic, Inc.
2.00% due 03/01/18[1,4,8,9]	258,000	369,908
Terumo Corp.
0.00% due 12/06/21[5]	30,000,000 JPY	322,413
Nipro Corp.
% due 01/29/21	30,000,000 JPY	318,544
Anthem, Inc.
2.75% due 10/15/42	116,000	296,018
Horizon Pharma Investment Ltd.
2.50% due 03/15/22	338,000	295,750
Clovis Oncology, Inc.
2.50% due 09/15/21	177,000	280,324

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Face
	Amount[7]	Value
CONVERTIBLE BONDS†† - 68.1% (continued)
Consumer, Non-cyclical - 11.9% (continued)
J Sainsbury plc
1.25% due 11/21/19	200,000 GBP	$270,789
Total Consumer, Non-cyclical		10,390,119
Technology - 11.8%
Micron Technology, Inc.
3.00% due 11/15/43[1,9]	1,263,000	1,364,829
Microchip Technology, Inc.
1.63% due 02/15/27[1,2,9]	962,000	1,070,225
Lam Research Corp.
1.25% due 05/15/18[1,9]	339,000	894,960
Cypress Semiconductor Corp.
4.50% due 01/15/22[1,9]	504,000	635,985
Salesforce.com, Inc.
0.25% due 04/01/18	453,000	627,121
BroadSoft, Inc.
1.00% due 09/01/22	462,000	588,184
Intel Corp.
3.49% due 12/15/35[1,9]	430,000	582,381
ServiceNow, Inc.
0.00% due 06/01/22[2,5]	551,000	577,173
Electronics For Imaging, Inc.
0.75% due 09/01/19	520,000	562,250
Citrix Systems, Inc.
0.50% due 04/15/19[1,9]	471,000	561,373
Verint Systems, Inc.
1.50% due 06/01/21[1]	500,000	486,563
Red Hat, Inc.
0.25% due 10/01/19[1,9]	297,000	422,111
ON Semiconductor Corp.
1.63% due 10/15/23[1,2]	388,000	403,278
Synaptics, Inc.
0.50% due 06/15/22[2]	356,000	366,235
Lumentum Holdings, Inc.
0.25% due 03/15/24[2]	247,000	307,669
Silicon Laboratories, Inc.
1.38% due 03/01/22[2]	284,000	307,430
ASM Pacific Technology Ltd.
2.00% due 03/28/19	2,000,000 HKD	301,019
Nanya Technology Corp.
0.00% due 01/24/22[5]	200,000	252,600
Total Technology		10,311,386
Communications - 10.5%
DISH Network Corp.
3.38% due 08/15/26[1,2,9]	801,000	999,247
2.38% due 03/15/24[1,2]	498,000	532,860
Priceline Group, Inc.
0.35% due 06/15/20[1,9]	625,000	985,155
Inmarsat plc
3.88% due 09/09/23	800,000	938,200
Twitter, Inc.
0.25% due 09/15/19[1,9]	850,000	807,500
1.00% due 09/15/21[1,9]	125,000	114,844
Ctrip.com International Ltd.
1.00% due 07/01/20[1,9]	651,000	797,882
FireEye, Inc.
1.00% due 06/01/35	700,000	663,250
Finisar Corp.
0.50% due 12/15/33[1,9]	545,000	621,300

	Face	Value
	Amount[7]
CONVERTIBLE BONDS†† - 68.1% (continued)
Communications - 10.5% (continued)
Proofpoint, Inc.
0.75% due 06/15/20[1,9]	435,000	$544,838
Liberty Media Corp.
1.38% due 10/15/23[1,9]	427,000	540,924
Telenor East Holding II AS
0.25% due 09/20/19	400,000	450,320
Liberty Interactive LLC
1.75% due 09/30/46[1,2]	360,000	446,850
American Movil B.V.
5.50% due 09/17/18[1]	400,000 EUR	439,767
Liberty Expedia Holdings, Inc.
1.00% due 06/30/47[2]	295,000	321,919
Total Communications		9,204,856
Industrial - 9.4%
China Railway Construction Corporation Ltd.
0.00% due 01/29/21[5]	750,000	863,625
Dycom Industries, Inc.
0.75% due 09/15/21[1,9]	735,000	863,166
Makino Milling Machine Co., Ltd.
0.00% due 03/19/18[5]	70,000,000 JPY	739,784
Siemens Financieringsmaatschappij N.V.
1.65% due 08/16/19	500,000	602,103
Implenia AG
0.50% due 06/30/22	485,000 CHF	547,783
Minebea Mitsumi, Inc.
0.00% due 08/03/22[5]	50,000,000 JPY	531,585
OSG Corp.
0.00% due 04/04/22[5]	40,000,000 JPY	529,074
CRRC Corporation Ltd.
0.00% due 02/05/21[5]	500,000	519,125
Larsen & Toubro Ltd.
0.68% due 10/22/19	500,000	514,438
Vinci S.A.
0.38% due 02/16/22	400,000	443,900
Shimizu Corp.
0.00% due 10/16/20[5]	40,000,000 JPY	400,290
Cemex SAB de CV
3.72% due 03/15/20	338,000	396,516
BW Group Ltd.
1.75% due 09/10/19	400,000	379,000
Atlas Air Worldwide Holdings, Inc.
1.88% due 06/01/24	252,000	300,038
MTU Aero Engines AG
0.13% due 05/17/23	200,000 EUR	287,322
Safran S.A.
0.00% due 12/31/20[5]	247,100 EUR	286,020
Total Industrial		8,203,769
Financial - 9.0%
BUWOG AG
0.00% due 09/09/21[5]	600,000 EUR	767,352
Altaba, Inc.
0.00% due 12/01/18[5]	639,000	755,618
Aurelius SE
1.00% due 12/01/20	500,000 EUR	655,524

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Face
	Amount[7]	Value
CONVERTIBLE BONDS†† - 68.1% (continued)
Financial - 9.0% (continued)
Air Lease Corp.
3.88% due 12/01/18[1,9]	440,000	$635,525
Magyar Nemzeti Vagyonkezelo Zrt
3.38% due 04/02/19	400,000 EUR	564,977
Starwood Property Trust, Inc.
4.00% due 01/15/19[1,9]	493,000	553,700
IMMOFINANZ AG
2.00% due 01/24/24	400,000 EUR	530,079
Haitong International Securities Group, Ltd.
0.00% due 10/25/21[5]	4,000,000 HKD	522,269
AYC Finance Ltd.
0.50% due 05/02/19	470,000	516,413
Nexity S.A.
0.13% due 01/01/23	416,278 EUR	503,994
HCI Group, Inc.
4.25% due 03/01/37[2]	500,000	476,250
Deutsche Wohnen AG
0.88% due 09/08/21	200,000 EUR	397,205
LEG Immobilien AG
0.50% due 07/01/21	200,000 EUR	367,683
Fidelity National Financial, Inc.
4.25% due 08/15/18[1]	116,000	312,983
Starwood Waypoint Homes
3.00% due 07/01/19	247,000	298,253
Total Financial		7,857,825
Energy - 6.3%
Weatherford International Ltd.
5.88% due 07/01/21[1,9]	1,725,000	1,834,968
Chesapeake Energy Corp.
5.50% due 09/15/26[2]	1,509,000	1,433,551
Technip S.A.
0.88% due 01/25/21	500,000 EUR	694,991
RAG-Stiftung
0.00% due 03/16/23[5]	500,000 EUR	616,028
PDC Energy, Inc.
1.13% due 09/15/21[1]	481,000	454,846
Oasis Petroleum, Inc.
2.63% due 09/15/23[1,9]	380,000	373,587
SEACOR Holdings, Inc.
3.00% due 11/15/28	161,000	136,146
Total Energy		5,544,117
Consumer, Cyclical - 5.5%
Suzuki Motor Corp.
0.00% due 03/31/23[5]	100,000,000 JPY	1,216,797
Steinhoff Finance Holdings GmbH
4.00% due 01/30/21	300,000 EUR	451,251
1.25% due 08/11/22	300,000 EUR	352,462
Sony Corp.
0.00% due 09/30/22[5]	56,000,000 JPY	592,715
NHK Spring Co. Ltd.
0.00% due 09/20/19[5]	400,000	450,700
Valeo S.A.
0.00% due 06/16/21[5]	400,000	439,700

	Face
	Amount[7]	Value
CONVERTIBLE BONDS†† - 68.1% (continued)
Consumer, Cyclical - 5.5% (continued)
CalAtlantic Group, Inc.
0.25% due 06/01/19[1]	450,000	$432,563
LVMH Moet Hennessy Louis Vuitton SE
0.00% due 02/16/21[5]	1,145	326,382
Asics Corp.
0.00% due 03/01/19[5]	30,000,000 JPY	281,415
HIS Co. Ltd.
0.00% due 08/30/19[5]	30,000,000 JPY	281,076
Total Consumer, Cyclical		4,825,061
Utilities - 1.6%
CenterPoint Energy, Inc.
4.18% due 09/15/29[1,4]	12,945	989,321
NRG Yield, Inc.
3.25% due 06/01/20[2]	450,000	449,719
Total Utilities		1,439,040
Basic Materials - 1.6%
APERAM S.A.
0.63% due 07/08/21	400,000	516,000
Kansai Paint Co., Ltd.
0.00% due 06/17/19[5]	50,000,000 JPY	493,235
Toray Industries, Inc.
0.00% due 08/30/19[5]	40,000,000 JPY	424,544
Total Basic Materials		1,433,779
Consumer Cyclical - 0.5%
NH Hotel Group SA
4.00% due 11/08/18	300,000 EUR	437,792
Total Convertible Bonds
(Cost $54,775,597)		59,647,744
CORPORATE BONDS†† - 49.1%
Consumer, Non-cyclical - 13.3%
Tenet Healthcare Corp.
6.00% due 10/01/20[1,9]	1,000,000	1,073,749
4.38% due 10/01/21[1]	500,000	511,250
4.63% due 07/15/24[1]	406,000	404,985
Valeant Pharmaceuticals International, Inc.
6.13% due 04/15/25[2]	1,404,000	1,200,420
HCA, Inc.
7.50% due 02/15/22[1]	500,000	578,749
5.88% due 03/15/22[1]	469,000	519,887
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00% due 02/01/25[1,9]	1,200,000	1,021,500
United Rentals North America, Inc.
6.13% due 06/15/23[1]	450,000	471,938
5.88% due 09/15/26[1]	404,000	436,320
BioMarin Pharmaceutical, Inc.
0.75% due 10/15/18	417,000	460,524
Cott Holdings, Inc.
5.50% due 04/01/25[2]	376,000	396,210
CHS/Community Health Systems, Inc.
6.88% due 02/01/22	451,000	388,424

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Face
	Amount[7]	Value
CORPORATE BONDS†† - 49.1% (continued)
Consumer, Non-cyclical - 13.3% (continued)
HealthSouth Corp.
5.75% due 09/15/25[1]	354,000	$369,930
Sotheby's
5.25% due 10/01/22[1,2]	360,000	369,900
Fresenius Medical Care US Finance II, Inc.
5.63% due 07/31/19[1,2]	346,000	368,923
DaVita, Inc.
5.00% due 05/01/25[1]	361,000	367,245
Revlon Consumer Products Corp.
6.25% due 08/01/24[1,9]	476,000	364,140
Post Holdings, Inc.
5.50% due 03/01/25[1,2]	329,000	347,918
Ahern Rentals, Inc.
7.38% due 05/15/23[1,2]	388,000	345,320
Land O'Lakes Capital Trust I
7.45% due 03/15/28[1,2]	250,000	287,500
Quorum Health Corp.
11.63% due 04/15/23	330,000	275,550
Greatbatch Ltd.
9.13% due 11/01/23[1,2]	209,000	229,823
Spectrum Brands, Inc.
5.75% due 07/15/25[1]	190,000	204,250
Ritchie Bros Auctioneers, Inc.
5.38% due 01/15/25[1,2]	194,000	204,018
Molina Healthcare, Inc.
5.38% due 11/15/22	180,000	192,600
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22[1]	171,000	175,275
CDK Global, Inc.
4.88% due 06/01/27	94,000	96,820
Land O' Lakes, Inc.
6.00% due 11/15/22[2]	26,000	29,120
Total Consumer, Non-cyclical		11,692,288
Consumer, Cyclical - 7.4%
GameStop Corp.
6.75% due 03/15/21[1,2,9]	609,000	631,076
Vista Outdoor, Inc.
5.88% due 10/01/23[1]	590,000	607,700
L Brands, Inc.
5.63% due 02/15/22[1,9]	400,000	420,999
Allegiant Travel Co.
5.50% due 07/15/19[1]	400,000	415,000
Dollar Tree, Inc.
5.75% due 03/01/23	376,000	399,970
Chester Downs & Marina LLC / Chester Downs Finance Corp.
9.25% due 02/01/20[2]	350,000	362,250
Dana Financing Luxembourg Sarl
6.50% due 06/01/26[1,2,9]	299,000	321,052
TRI Pointe Group Inc. / TRI Pointe Homes Inc.
4.38% due 06/15/19[1]	308,000	317,240
Scotts Miracle-Gro Co.
6.00% due 10/15/23[1]	271,000	292,951

	Face
	Amount[7]	Value
CORPORATE BONDS†† - 49.1% (continued)
Consumer, Cyclical - 7.4% (continued)
Goodyear Tire & Rubber Co.
5.13% due 11/15/23[1]	271,000	$282,856
Cumberland Farms, Inc.
6.75% due 05/01/25[2]	246,000	263,220
Levi Strauss & Co.
5.00% due 05/01/25[1]	241,000	253,652
Speedway Motorsports, Inc.
5.13% due 02/01/23[1]	240,000	247,200
Scientific Games International, Inc.
10.00% due 12/01/22	214,000	239,413
Wolverine World Wide, Inc.
5.00% due 09/01/26[1,2]	237,000	235,934
Global Partners, LP / GLP Finance Corp.
6.25% due 07/15/22[1]	215,000	217,688
Hanesbrands, Inc.
4.63% due 05/15/24[1,2,9]	209,000	214,486
FirstCash, Inc.
5.38% due 06/01/24[1,2]	202,000	213,363
Brinker International, Inc.
3.88% due 05/15/23[1]	209,000	202,991
MGM Resorts International
6.00% due 03/15/23[1]	158,000	175,380
Six Flags Entertainment Corp.
4.88% due 07/31/24[1,2]	145,000	147,900
Total Consumer, Cyclical		6,462,321
Communications - 6.1%
Frontier Communications Corp.
11.00% due 09/15/25[1,9]	859,000	791,353
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91% due 07/23/25[1]	521,000	560,771
CommScope, Inc.
5.50% due 06/15/24[1,2]	500,000	528,749
CBS Radio, Inc.
7.25% due 11/01/24[1,2]	375,000	397,031
Sprint Corp.
7.88% due 09/15/23[1]	333,000	378,788
SFR Group S.A.
7.38% due 05/01/26[1,2]	330,000	358,463
DISH DBS Corp.
5.88% due 11/15/24[1]	299,000	325,462
Hughes Satellite Systems Corp.
6.50% due 06/15/19[1]	264,000	285,120
Sprint Communications, Inc.
9.00% due 11/15/18[1,2]	251,000	272,021
CenturyLink, Inc.
6.75% due 12/01/23[1]	255,000	271,575
Sinclair Television Group, Inc.
5.88% due 03/15/26[1,2]	259,000	270,979
GCI, Inc.
6.88% due 04/15/25[1]	223,000	243,628
Urban One, Inc.
7.38% due 04/15/22[1,2]	220,000	228,800

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Face
	Amount[7]	Value
CORPORATE BONDS†† - 49.1% (continued)
Communications - 6.1% (continued)
Tribune Media Co.
5.88% due 07/15/22[1]	216,000	$227,340
Windstream Services LLC
6.38% due 08/01/23[1]	199,000	163,678
Total Communications		5,303,758
Energy - 5.6%
PDC Energy, Inc.
6.13% due 09/15/24[1]	425,000	438,281
Oasis Petroleum, Inc.
6.88% due 01/15/23[1]	422,000	416,725
Parsley Energy LLC / Parsley Finance Corp.
5.25% due 08/15/25[1,2]	280,000	286,300
6.25% due 06/01/24[1,2]	95,000	101,175
PBF Holding Company LLC / PBF Finance Corp.
7.25% due 06/15/25	372,000	366,420
SESI LLC
7.13% due 12/15/21	329,000	332,701
Continental Resources, Inc.
4.50% due 04/15/23[1]	332,000	324,530
Cheniere Corpus Christi Holdings LLC
5.13% due 06/30/27	309,000	322,518
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.38% due 05/01/24[1]	195,000	214,013
6.25% due 10/15/22	96,000	102,480
Diamondback Energy, Inc.
4.75% due 11/01/24[1]	285,000	289,275
Genesis Energy, LP / Genesis Energy Finance Corp.
6.00% due 05/15/23[1]	290,000	288,550
CONSOL Energy, Inc.
8.00% due 04/01/23[1]	269,000	287,158
Ensco Jersey Finance Ltd.
3.00% due 01/31/24[2]	352,000	279,400
Murphy Oil Corp.
4.70% due 12/01/22[1]	223,000	219,655
Western Refining Logistics Limited Partnership / WNRL Finance Corp.
7.50% due 02/15/23[1]	189,000	204,593
Whiting Petroleum Corp.
5.00% due 03/15/19[1]	191,000	188,851
MEG Energy Corp.
6.50% due 01/15/25[2]	121,000	117,521
SM Energy Co.
5.00% due 01/15/24	108,000	100,980
Total Energy		4,881,126
Industrial - 5.2%
Golar LNG Ltd.
2.75% due 02/15/22[2]	600,000	582,750
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc.
8.13% due 11/15/21[2]	576,000	499,680

	Face
	Amount[7]	Value
CORPORATE BONDS†† - 49.1% (continued)
Industrial - 5.2% (continued)
MasTec, Inc.
4.88% due 03/15/23[1]	483,000	$485,415
Energizer Holdings, Inc.
5.50% due 06/15/25[1,2,9]	415,000	437,825
Louisiana-Pacific Corp.
4.88% due 09/15/24[1]	311,000	319,163
TransDigm, Inc.
6.50% due 07/15/24[1]	300,000	318,375
Shape Technologies Group, Inc.
7.63% due 02/01/20[1,2]	300,000	312,000
Park-Ohio Industries, Inc.
6.63% due 04/15/27[1]	271,000	287,260
CNH Industrial Capital LLC
3.38% due 07/15/19	271,000	275,743
Xerium Technologies, Inc.
9.50% due 08/15/21[1]	236,000	250,160
Eletson Holdings, Inc.
9.63% due 01/15/22[1,2]	277,000	231,295
Builders FirstSource, Inc.
5.63% due 09/01/24[1,2]	218,000	229,718
Triumph Group, Inc.
4.88% due 04/01/21[1]	179,000	170,274
Navios Maritime Holdings Inc. / Navios Maritime Finance II US Inc.
7.38% due 01/15/22[1,2]	216,000	169,560
Total Industrial		4,569,218
Basic Materials - 4.6%
NOVA Chemicals Corp.
5.25% due 08/01/23[1,2]	400,000	413,500
5.00% due 05/01/25[1,2]	376,000	378,820
WR Grace & Co.
5.13% due 10/01/21[1,2,9]	600,000	646,499
FMG Resources August 2006 Pty Ltd.
9.75% due 03/01/22[1,2]	264,000	300,617
5.13% due 05/15/24[2]	94,000	97,878
4.75% due 05/15/22[2]	47,000	48,469
Commercial Metals Co.
4.88% due 05/15/23[1]	366,000	376,065
Alcoa Nederland Holding B.V.
7.00% due 09/30/26[2]	289,000	322,234
Tronox Finance LLC
7.50% due 03/15/22[1,2]	264,000	277,860
TPC Group, Inc.
8.75% due 12/15/20[2]	283,000	266,020
Compass Minerals International, Inc.
4.88% due 07/15/24[1,2]	237,000	234,630
First Quantum Minerals Ltd.
7.25% due 04/01/23[2]	200,000	206,500
Freeport-McMoRan, Inc.
2.38% due 03/15/18[1]	198,000	198,248
Kaiser Aluminum Corp.
5.88% due 05/15/24	165,000	175,725

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Face
	Amount[7]	Value
CORPORATE BONDS†† - 49.1% (continued)
Basic Materials - 4.6% (continued)
Kraton Polymers LLC / Kraton Polymers Capital Corp.
10.50% due 04/15/23[2]	95,000	$110,913
Total Basic Materials		4,053,978
Technology - 4.1%
Teradyne, Inc.
1.25% due 12/15/23[2]	691,000	877,138
First Data Corp.
5.00% due 01/15/24[1,2]	500,000	521,875
5.38% due 08/15/23[1,2]	192,000	200,880
Qorvo, Inc.
7.00% due 12/01/25[1,9]	525,000	599,813
Integrated Device Technology, Inc.
0.88% due 11/15/22[1,9]	516,000	548,894
Veeco Instruments, Inc.
2.70% due 01/15/23	278,000	299,198
Western Digital Corp.
10.50% due 04/01/24[1]	228,000	270,465
Seagate HDD Cayman
4.75% due 01/01/25[1]	271,000	263,061
Total Technology		3,581,324
Financial - 2.6%
Alliance Data Systems Corp.
6.38% due 04/01/20[1,2,9]	750,000	764,062

	Face
	Amount[7]	Value
CORPORATE BONDS†† - 49.1% (continued)
Financial - 2.6% (continued)
Forest City Realty Trust, Inc.
4.25% due 08/15/18	616,000	$726,110
Credit Acceptance Corp.
7.38% due 03/15/23[1]	312,000	329,160
Navient Corp.
5.50% due 01/15/19	237,000	246,776
Ally Financial, Inc.
5.13% due 09/30/24[1,9]	165,000	176,303
Total Financial		2,242,411
Utilities - 0.2%
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.75% due 05/20/27	205,000	208,075
Total Corporate Bonds
(Cost $41,800,899)		42,994,499
SENIOR FLOATING RATE INTERESTS††,6 - 0.5%
Consumer, Cyclical - 0.5%
PetSmart, Inc.
4.30% due 03/10/22	434,782	413,339
Total Senior Floating Rate Interests
(Cost $398,717)		413,339
Total Investments - 138.2%
(Cost $114,479,662)		$120,997,597
Other Assets & Liabilities, net - (38.2)%		(33,417,125)
Total Net Assets - 100.0%		$87,580,472

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at July 31, 2017	Net Unrealized Appreciation/(Depreciation)
Bank of New York	6,044,750	EUR	09/14/17	$(6,815,368)	$(7,144,748)	$329,380
Bank of New York	(944,000,000)	JPY	09/14/17	8,622,973	8,561,485	61,488
Bank of New York	894,000	GBP	09/14/17	(1,138,004)	(1,180,478)	42,474
Bank of New York	268,225,000	JPY	09/14/17	(2,397,530)	(2,432,632)	35,102
Bank of New York	384,000	CAD	09/14/17	(292,336)	(307,268)	14,932
Bank of New York	(880,000)	CHF	09/14/17	915,303	914,757	546
Bank of New York	346,000	CHF	09/14/17	(362,556)	(359,666)	(2,890)
Bank of New York	(1,624,000)	GBP	09/14/17	2,082,687	2,144,403	(61,716)
Bank of New York	(2,876,000)	CAD	09/14/17	2,144,860	2,301,306	(156,446)
Bank of New York	(13,036,000)	EUR	09/14/17	14,707,088	15,408,237	(701,149)
						$(438,279)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of these securities have been physically segregated or earmarked in connection with borrowings. As of July 31, 2017, the total value of securities segregated was $60,206,900.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) liquid securities is $31,712,257 (cost $30,611,951), or 36.2% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Rate indicated is the 7-day yield as of July 31, 2017.
4	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
5	Zero coupon rate security.
6	Variable rate security. Rate indicated is rate effective at July 31, 2017.
7	The face amount is denominated in U.S. Dollars, unless otherwise indicated.
8	Security becomes an accreting bond after March 1, 2018 with a 2.00% principal accretion rate.
9	A portion of the security has been rehypothecated in connection with the Fund's revolving credit agreement. $27,491,184 in aggregate has been rehypothecated.

AG	Stock Corporation
B.V.	Limited Liability Company
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro

Other Information (unaudited)

GBP	British Pound
GmbH	Limited Liability
HKD	Hong Kong Dollar
JPY	Japenese Yen
N.V.	Publicly Traded Company
plc	Public Limited Company
Pty	Proprietary
S.A.	Corporation
SAB de CV	Public Traded Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$5,802,680	$—	$—	$—	$5,802,680
Convertible Bonds	—	59,647,744	—	—	59,647,744
Convertible Preferred Stocks	6,884,458	—	—	—	6,884,458
Corporate Bonds	—	42,994,499	—	—	42,994,499
Forward Foreign Currency Exchange Contracts	—	—	483,922	—	483,922
Money Market Fund	5,254,877	—	—	—	5,254,877
Senior Floating Rate Interests	—	413,339	—	—	413,339
Total Assets	$17,942,015	$103,055,582	$483,922	$—	$121,481,519

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$922,201	$—	$922,201
Unfunded Loan Commitments	—	447,722	—	—	447,722
Total Liabilities	$—	$447,722	$922,201	$—	$1,369,923

* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Please refer to the detailed portfolio for the breakdown of investment type by industry category. The Fund did not hold any Level 3 securities during the period ended July 31, 2017.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2017, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Organization and Significant Accounting Policies
Organization
Advent/Claymore Enhanced Growth & Income Fund (the "Fund") was organized as a Delaware statutory trust on January 30, 2004. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange or on the other over-the-counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and ask prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange-traded funds and listed closed-end funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. The value of OTC swap agreements entered into by the Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value provided by an independent pricing service. Forward foreign currency exchange contracts are valued daily at current exchange rates. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Swaps are valued daily by independent pricing services or dealers using the mid-price. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. The Fund values money market funds at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis. There were no securities fair valued in accordance with such procedures established by the Board of Trustees as of July 31, 2017.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at July 31, 2017.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Financial Instruments
As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations. The Fund may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Higher Investment Returns: the use of an instrument to seek to obtain increased investment returns.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Speculation: the use of an instrument to express macro-economic and other investment views.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

3. Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.
Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts including forward foreign currency exchange contracts, swap contracts and option contracts derive their value from underlying asset prices, indices, reference rates, and other inputs. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets. These OTC derivatives are categorized within Level 2 of the fair value hierarchy.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund's tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At July 31, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$114,824,516	$7,751,075	$(1,577,994)	$6,173,081

5. Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of July 31, 2017. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund reserves against such contingent obligations by designating cash, liquid securities, and liquid term loans as a reserve.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The unfunded loan commitments as of July 31, 2017 were as follows:

Borrower	Maturity Date	Face Amount	Value
Intrawest Resorts Holdings, Inc.	7/31/2024	$118,700	$119,145
Sprint Communications, Inc.	2/3/2024	327,180	328,577
		$445,880	$447,722

OTHER INFORMATION (Unaudited)

Sector Classification
Information in the "Schedule of Investments" is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.  Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	September 29, 2017

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	September 29, 2017